UNALLOCATED RESERVE AND DISTRIBUTIONS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2026	Jan. 31, 2026	Jan. 31, 2025
Unallocated Cash and Securities portion of Unallocated Reserve
Cash and cash equivalents		$ 23,162,609	$ 100,204,531
Distribution payable		(3,411,203)	(78,064,060)
Unallocated cash and cash equivalents		19,751,406	22,140,471
Reconciliation of Trust's Unallocated Reserve
Beginning Balance	$ 20,402,875	23,327,720
Net income		13,868,768	93,274,243
Distributions declared		(16,793,613)
Ending Balance		$ 20,402,875	23,327,720
Distribution declared (in dollars per share)		$ 1.28
Distributed cash payments		$ 91,446,470	$ 17,712,013
Distributions payable per unit	$ 0.26
Distributions declared per unit (in dollars per unit)		$ 6.97	$ 1.35
Unallocated Reserve
Reconciliation of Trust's Unallocated Reserve
Beginning Balance	$ 20,402,872	$ 23,327,717	$ 20,975,143
Net income		13,868,768	93,274,243
Distributions declared		(16,793,613)
Ending Balance		20,402,872	23,327,717
Trust Corpus
Reconciliation of Trust's Unallocated Reserve
Beginning Balance	$ 3	3	3
Ending Balance		$ 3	$ 3